RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefit Charges to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement (note 9)	£ 523	£ 552	£ 518
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined benefit scheme charges	234	244	241
Other post-retirement benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined benefit scheme charges	2	3	4
Total defined benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined benefit scheme charges	236	247	245
Defined contribution pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined contribution pension schemes	£ 287	£ 305	£ 273